Company's Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options
Outstanding, beginning of period	3,191,950
Granted
Exercised	(2,219,250)
Forfeited/Cancelled	(64,800)
Outstanding, end of period	907,900
Vested and expected to vest at the end of period	889,742
Exercisable at the end of period	766,100
Weighted-Average Exercise Price
Outstanding, beginning of period	$ 2.69
Granted
Exercised	$ 2.11
Forfeited/Cancelled	$ 4.00
Outstanding, end of period	$ 3.99
Vested and expected to vest at the end of period	$ 3.99
Exercisable at the end of period	$ 3.98
Weighted average remaining contractual life (Years)
Outstanding, beginning of period	2 years 7 months 10 days
Outstanding, end of period	4 years 8 months 1 day
Vested and expected to vest at the end of period	4 years 8 months 1 day
Exercisable at the end of period	4 years 7 months 13 days
Aggregate intrinsic value
Outstanding, beginning of period	$ 4,446,298
Granted
Exercised
Forfeited/Cancelled
Outstanding, end of period	1,284,896
Vested and expected to vest at the end of period	1,259,198
Exercisable at the end of period	$ 1,094,884